Small-Cap Value Fund
Schedule of Investments (Unaudited)
1
Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
.
Common Stocks - 99.37%
Communication Services - 2.17%
AMC Networks, Inc.,
Class A* 144,599 $ 1,191,496
Angi, Inc.* 187,385 3,046,880
Bumble, Inc., Class A* 288,000 1,753,920
TripAdvisor, Inc.* 110,000 1,788,600
7,780,896
Consumer Discretionary - 14.71%
Academy Sports &
Outdoors, Inc.+ 72,097 3,606,292
American Axle &
Manufacturing
Holdings, Inc.*+ 408,100 2,452,681
American Public
Education, Inc.* 91,500 3,611,505
Buckle, Inc. (The) 43,500 2,551,710
Cricut, Inc., Class A+ 220,000 1,383,800
Ethan Allen Interiors, Inc. 97,223 2,864,190
Garrett Motion, Inc. 292,223 3,980,077
GigaCloud Technology,
Inc., Class A*+ 55,000 1,562,000
G-III Apparel Group,
Ltd.* 136,000 3,618,960
Graham Holdings Co.,
Class B 3,800 4,473,778
Kohl's Corp.+ 110,000 1,690,700
Kontoor Brands, Inc. 13,500 1,076,895
Laureate Education, Inc.* 34,200 1,078,668
La-Z-Boy, Inc.+ 51,687 1,773,898
Lovesac Co. (The)*+ 61,911 1,048,153
Perdoceo Education
Corp. 78,338 2,950,209
Phinia, Inc. 31,640 1,818,667
Sally Beauty Holdings,
Inc.*+ 237,000 3,858,360
Signet Jewelers, Ltd. 35,000 3,357,200
Strattec Security Corp.* 30,000 2,041,800
Urban Outfitters, Inc.* 26,000 1,857,180
52,656,723
Consumer Staples - 2.93%
Cal-Maine Foods, Inc. 22,925 2,157,242
Central Garden & Pet
Co., Class A* 96,300 2,843,739
Dole PLC 131,600 1,768,704
Ingles Markets, Inc.,
Class A 33,100 2,302,436
Industry Company Shares Value
Consumer Staples (continued)
United Natural Foods,
Inc.* 37,456 $ 1,409,095
10,481,216
Energy - 4.96%
California Resources
Corp. 54,000 2,871,720
Liberty Energy, Inc. 218,509 2,696,401
Magnolia Oil & Gas
Corp., Class A 154,500 3,687,915
Northern Oil & Gas,
Inc.+ 60,000 1,488,000
Oceaneering
International, Inc.* 83,613 2,071,930
Oil States International,
Inc.* 220,000 1,333,200
REX American
Resources Corp.* 35,852 1,097,789
Tidewater, Inc.*+ 47,267 2,520,749
17,767,704
Financials - 30.25%
1st Source Corp. 51,000 3,139,560
Amalgamated Financial
Corp. 78,000 2,117,700
Ameris Bancorp 28,000 2,052,680
Artisan Partners Asset
Management, Inc.,
Class A 55,000 2,387,000
Atlantic Union
Bankshares Corp. 42,000 1,482,180
Atlanticus Holdings
Corp.*+ 37,684 2,207,529
Axos Financial, Inc.* 45,800 3,876,970
BancFirst Corp.+ 17,000 2,149,650
Bank of NT Butterfield &
Son, Ltd. (The) 63,900 2,742,588
Banner Corp. 51,000 3,340,500
Bread Financial
Holdings, Inc. 60,200 3,357,354
Byline Bancorp, Inc. 124,700 3,457,931
Cadence Bank 90,033 3,379,839
Cathay General Bancorp 29,000 1,392,290
City Holding Co. 30,200 3,740,874
Coastal Financial Corp.* 25,432 2,750,979
Enact Holdings, Inc. 101,400 3,887,676
Enova International, Inc.* 28,700 3,303,083
Enterprise Financial
Services Corp. 67,000 3,884,660
Essent Group, Ltd. 31,000 1,970,360

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
2
Showing percentage of net assets as of September 30, 2025
Quarterly Report | September 30, 2025 (Unaudited)
Industry Company Shares Value
Common Stocks (continued)
Financials (continued)
Federal Agricultural
Mortgage Corp.,
Class C 4,800 $ 806,304
First BanCorp 143,600 3,166,380
First Financial Bancorp 117,900 2,976,975
Fulton Financial Corp. 151,700 2,826,171
Hancock Whitney Corp. 78,800 4,933,668
Hanmi Financial Corp. 29,200 720,948
Horace Mann Educators
Corp. 41,000 1,851,970
International Bancshares
Corp. 17,000 1,168,750
Mercury General Corp. 32,700 2,772,306
NMI Holdings, Inc.* 45,000 1,725,300
OFG Bancorp 53,300 2,318,017
Old Second Bancorp,
Inc. 156,900 2,712,016
Peoples Bancorp, Inc. 28,457 853,425
Preferred Bank 13,676 1,236,174
PROG Holdings, Inc. 95,447 3,088,665
QCR Holdings, Inc. 43,500 3,290,340
Stellar Bancorp, Inc. 93,640 2,841,038
TriCo Bancshares 36,800 1,634,288
United Bankshares, Inc. 42,146 1,568,253
Universal Insurance
Holdings, Inc. 58,000 1,525,400
Waterstone Financial,
Inc. 61,989 967,028
World Acceptance
Corp.* 15,400 2,604,756
WSFS Financial Corp. 75,059 4,047,932
108,257,507
Health Care - 6.57%
Amphastar
Pharmaceuticals, Inc.* 47,000 1,252,550
CONMED Corp. 41,000 1,928,230
Embecta Corp. 80,000 1,128,800
HealthStream, Inc. 92,484 2,611,748
Innoviva, Inc.* 99,988 1,824,781
Pacira BioSciences,
Inc.*+ 82,000 2,113,140
Prestige Consumer
Healthcare, Inc.* 54,600 3,407,040
PTC Therapeutics, Inc.* 37,000 2,270,690
Puma Biotechnology,
Inc.* 64,200 340,902
SIGA Technologies, Inc. 191,568 1,752,847
Supernus
Pharmaceuticals, Inc.* 83,000 3,966,570
Industry Company Shares Value
Health Care (continued)
Varex Imaging Corp.* 73,000 $ 905,200
23,502,498
Industrials - 15.70%
Astec Industries, Inc. 61,446 2,957,396
Atkore, Inc. 39,000 2,446,860
Boise Cascade Co. 23,900 1,847,948
BrightView Holdings,
Inc.* 92,000 1,232,800
Costamare, Inc. 148,500 1,768,635
CSG Systems
International, Inc. 30,400 1,957,152
Deluxe Corp. 183,500 3,552,560
DNOW, Inc.* 175,749 2,680,172
EnerSys 18,800 2,123,648
Ennis, Inc. 45,000 822,600
Franklin Covey Co.* 44,000 854,040
Greenbrier Cos., Inc.
(The) 62,200 2,871,774
Heidrick & Struggles
International, Inc. 67,118 3,340,463
IBEX Holdings, Ltd.* 60,576 2,454,539
Interface, Inc. 126,166 3,651,244
Kennametal, Inc.+ 100,000 2,093,000
Korn Ferry 46,892 3,281,502
Matson, Inc. 33,800 3,332,342
Primoris Services Corp. 20,805 2,857,151
Rush Enterprises, Inc.,
Class A 72,000 3,849,840
SkyWest, Inc.* 42,300 4,256,226
Sun Country Airlines
Holdings, Inc.* 165,600 1,955,736
56,187,628
Information Technology - 9.02%
8x8, Inc.* 75,000 159,000
Axcelis Technologies,
Inc.* 27,000 2,636,280
Consensus Cloud
Solutions, Inc.* 91,723 2,693,904
CTS Corp. 23,000 918,620
Daktronics, Inc.* 170,553 3,567,969
Digi International, Inc.* 103,200 3,762,672
NETGEAR, Inc.* 125,400 4,061,706
NetScout Systems, Inc.* 154,300 3,985,569
Sanmina Corp.* 26,000 2,992,860
ScanSource, Inc.* 83,600 3,677,564
Synaptics, Inc.* 35,000 2,391,900

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
3
Showing percentage of net assets as of September 30, 2025
bridgewayfunds.com
Industry Company Shares Value
Common Stocks (continued)
Information Technology (continued)
Turtle Beach Corp.* 90,200 $ 1,434,180
32,282,224
Materials - 2.49%
Commercial Metals
Co.+ 45,000 2,577,600
Koppers Holdings, Inc. 32,800 918,400
SunCoke Energy, Inc. 435,800 3,556,128
Sylvamo Corp. 42,000 1,857,240
8,909,368
Real Estate - 6.69%
American Assets Trust,
Inc. 87,000 1,767,840
CBL & Associates
Properties, Inc. 100,072 3,060,202
Chatham Lodging Trust 152,100 1,020,591
Cushman & Wakefield
PLC* 88,408 1,407,455
Douglas Emmett, Inc.+ 103,000 1,603,710
Essential Properties
Realty Trust, Inc. 119,900 3,568,224
Four Corners Property
Trust, Inc.+ 150,000 3,660,000
Getty Realty Corp. 131,900 3,538,877
LTC Properties, Inc.+ 52,000 1,916,720
Sabra Health Care REIT,
Inc. 75,000 1,398,000
Sila Realty Trust, Inc. 40,000 1,004,000
23,945,619
Utilities - 3.88%
Avista Corp. 38,000 1,436,780
Black Hills Corp. 15,000 923,850
New Jersey Resources
Corp. 38,000 1,829,700
Northwest Natural
Holding Co. 30,000 1,347,900
Oklo, Inc.*+ 24,250 2,707,028
ONE Gas, Inc. 10,000 809,400
Otter Tail Corp.+ 34,800 2,852,556
Portland General
Electric Co. 45,000 1,980,000
13,887,214
TOTAL COMMON STOCKS - 99.37% 355,658,597
(Cost $326,437,612)
^
Rate^
B
Shares
B
Value
.
Money Market Fund - 0.09%
Fidelity Investments
Money Market
Government Portfolio
Class I 4.04% 333,544
$ 333,544
TOTAL MONEY MARKET FUND - 0.09% 333,544
(Cost $333,544)
.
Investments Purchased With Cash Proceeds
From Securities Lending - 0.72%
Dreyfus Institutional
Preferred Government
Money Market Fund** 4.09% 2,587,007
2,587,007
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES
LENDING - 0.72% 2,587,007
(Cost $2,587,007)
TOTAL INVESTMENTS
-
100.18%
$ 358,579,148
(Cost $329,358,163)
Liabilities in Excess of Other Assets - (0.18%) (641,326)
NET ASSETS - 100.00% $ 357,937,822
* Non-income producing security.
** This security represents the investment of the cash collateral received in connection with securities out on loan as of
September 30, 2025.
^ Rate disclosed as of September 30, 2025.
+ This security or a portion of the security is out on loan at
September 30, 2025. Total loaned securities had a value of
$32,205,406, which included loaned securities with a value of
$459,135 that have been sold and are pending settlement as of
September 30, 2025. The total market value of loaned securities excluding these pending sales is $31,746,271.
PLC - Public Limited Company

Small-Cap Value Fund
Schedule of Investments (Unaudited)
(continued)
4
Quarterly Report | September 30, 2025 (Unaudited)
Summary of inputs used to value the Fund’s investments as of 9/30/2025:
Valuation Inputs
Investment in Securities (Value)
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Total
Common Stocks (a) $ 355,658,597 $ – $ – $ 355,658,597
Money Market Fund 333,544 – – 333,544
Investments Purchased With Cash Proceeds From Securities
Lending 2,587,007 – – 2,587,007
TOTAL
$358,579,148 $– $– $358,579,148
(a) - Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.